Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

Certain executive officers of the Company and members of the immediate family of Charles B. Lebovitz, Chairman of the Board of the Company, collectively have a significant noncontrolling interest in EMJ Corporation ("EMJ"), a construction company that the Company engaged to build substantially all of the Company’s development Properties. The Company paid approximately $49,153, $59,668 and $36,922 to EMJ in 2012, 2011 and 2010, respectively, for construction and development activities. The Company had accounts payable to EMJ of $2,096 and $6,721 at December 31, 2012 and 2011, respectively.

Certain executive officers of the Company also collectively had a significant noncontrolling interest in Electrical and Mechanical Group, Inc. (“EMG”), a company to which EMJ subcontracted a portion of its services for the Company.  The Company had also engaged EMG directly for certain services. EMJ paid approximately $15, $981 and $1,189 to EMG in 2012, 2011 and 2010, respectively, for such subcontracted services. The Company paid approximately, $0, $86 and $203, respectively, directly to EMG in 2012, 2011 and 2010 for services which EMG performed directly for the Company. EMG was dissolved in 2012.

The Management Company provides management, development and leasing services to the Company’s unconsolidated affiliates and other affiliated partnerships. Revenues recognized for these services amounted to $7,531, $4,822 and $4,835 in 2012, 2011 and 2010, respectively.